Corporate Information (Details)	6 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Date of incorporation	May 27, 2015
Country of incorporation	Cayman Islands
Address of entity's registered office	PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grant Cayman KY1-1002, Cayman Islands